Statement of Financial Position, Classified (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 126,787	$ 255,706
Short term investments - available for sale	39,300
Accounts receivable	196,810	164,907
Unbilled revenue	133,211	101,431
Other receivables	16,370	12,451
Deferred tax asset	13,677	5,623
Prepayments and other current assets	25,115	20,592
Income taxes receivable	16,378	18,966
Total current assets	567,648	579,676
Other Assets:
Property, plant and equipment, net	172,203	170,861
Goodwill	282,948	175,860
Non-current other assets	4,711	4,353
Non-current income taxes receivable	291	482
Non-current deferred tax asset	11,148	10,028
Intangible assets	6,706	8,278
Total Assets	1,045,655	949,538
Current Liabilities:
Accounts payable	6,522	12,314
Payments on account	137,460	134,240
Other liabilities	143,684	100,182
Deferred tax liability	1,219	956
Income taxes payable	1,685	2,634
Total current liabilities	290,570	250,326
Other Liabilities:
Non-current other liabilities	32,399	3,676
Non-current government grants	1,152	1,470
Non-current income taxes payable	8,598	10,205
Non-current deferred tax liability	15,494	13,862
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,496,900 shares issued and outstanding at September 30, 2011 and 60,247,092 shares issued and outstanding at December 31, 2010	5,085	5,063
Additional paid-in capital	206,703	196,960
Accumulated other comprehensive income	(693)	396
Retained earnings	486,347	467,580
Total Shareholders' Equity	697,442	669,999
Total Liabilities and Shareholders' Equity	$ 1,045,655	$ 949,538